Other income (expense) (Tables)	6 Months Ended
Jun. 30, 2023
Financial Instruments [Abstract]
Disclosure of other operating income (expense)
The following table summarizes the Company's other income (expense):

For the	Three months ended June 30,		Six months ended June 30,
	2023	2022	2023	2022
Interest income on short-term investments	$4.2	$1.3	$9.2	$1.5
Interest income	4.2	1.3	9.2	1.5

Interest expense and accretion on convertible debt (net of capitalized interest)	(2.7)	(3.3)	(5.7)	(6.7)
Interest expense on leases	(0.9)	(0.5)	(1.8)	(0.9)
Other finance costs	(0.1)	(0.1)	(0.2)	(0.1)
Foreign exchange losses	(0.6)	0.1	(1.1)	(0.2)
Interest expense and other costs	(4.3)	(3.8)	(8.8)	(7.9)

Fair value gain (loss) on embedded derivatives (Note 15)	7.3	7.7	6.6	11.5
Fair value gain on warrants (Note 17)	—	—	—	11.1
Gains (losses) on financial instruments	7.3	7.7	6.6	22.6

Total	$7.2	$5.2	$7.0	$16.2